Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 9
Entity Central Index Key	0001070287
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM Quant Solutions Large-Cap Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class A
Trading Symbol	PTMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class A	$83	0.70%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
US Federal Reserve (Fed) policy dominated headlines and acted as the main directional catalyst for equity performance during the reporting period. After keeping interest rates steady for the majority of the period, the Fed lowered interest rates by a half percentage point at its
September 2024 meeting. Large-cap stocks outpaced small-cap stocks during most of the period, although this trend shifted and volatility increased toward the end of the period, as investors focused on the US presidential election.
■
The Fund’s performance relative to the S&P 500 Index (Index) benefited from a tilt in favor of stocks with improving growth expectations, notably in the industrials sector. Overweight positions in some mega-cap tech stocks also helped.
■
The Fund’s stock selection in the consumer staples sector did not perform well, detracting from relative returns.
■
The Fund used futures contracts on the Index primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	30.87%	13.00%	11.17%
Class A without sales charges	38.49%	14.29%	11.80%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 896,610,142
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 2,542,115
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 896,610,142
Number of fund holdings	198
Total advisory fees paid for the year	$ 2,542,115
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/20
2
4
?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.4%
Software	9.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.7%
Financial Services	4.5%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.8%
Broadline Retail	3.7%
Capital Markets	2.9%
Insurance	2.8%
Aerospace & Defense	2.6%
Banks	2.6%
Health Care Equipment & Supplies	2.4%
Automobiles	2.4%
Biotechnology	1.9%
Life Sciences Tools & Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Ground Transportation	1.7%
Beverages	1.6%
Health Care Providers & Services	1.6%
Communications Equipment	1.5%
Entertainment	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	1.3%
Electric Utilities	1.3%
Specialty Retail	1.2%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Household Products	1.1%
Multi-Utilities	1.1%
Machinery	0.9%
Air Freight & Logistics	0.9%
Industrial REITs	0.9%
IT Services	0.8%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Electrical Equipment	0.7%
Passenger Airlines	0.7%
Construction Materials	0.5%
Tobacco	0.5%
Others*	3.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of Industries that each make up less than
0.5
% of the Fund's net
assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Large-Cap Core Fund - Class - C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class C
Trading Symbol	PTMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class C	$171	1.44%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US Federal Reserve (Fed) policy dominated headlines and acted as the main directional catalyst for equity performance during the reporting period. After keeping interest rates steady for the majority of the period, the Fed lowered interest rates by a half percentage point at its
September 2024 meeting. Large-cap stocks outpaced small-cap stocks during most of the period, although this trend shifted and volatility increased toward the end of the period, as investors focused on the US presidential election.
■
The Fund’s performance relative to the S&P 500 Index (Index) benefited from a tilt in favor of stocks with improving growth expectations, notably in the industrials sector. Overweight positions in some mega-cap tech stocks also helped.
■
The Fund’s stock selection in the consumer staples sector did not perform well, detracting from relative returns.
■
The Fund used futures contracts on the Index primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	36.45%	13.46%	10.98%
Class C without sales charges	37.45%	13.46%	10.98%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 896,610,142
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 2,542,115
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 896,610,142
Number of fund holdings	198
Total advisory fees paid for the year	$ 2,542,115
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.4%
Software	9.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.7%
Financial Services	4.5%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.8%
Broadline Retail	3.7%
Capital Markets	2.9%
Insurance	2.8%
Aerospace & Defense	2.6%
Banks	2.6%
Health Care Equipment & Supplies	2.4%
Automobiles	2.4%
Biotechnology	1.9%
Life Sciences Tools & Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Ground Transportation	1.7%
Beverages	1.6%
Health Care Providers & Services	1.6%
Communications Equipment	1.5%
Entertainment	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	1.3%
Electric Utilities	1.3%
Specialty Retail	1.2%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Household Products	1.1%
Multi-Utilities	1.1%
Machinery	0.9%
Air Freight & Logistics	0.9%
Industrial REITs	0.9%
IT Services	0.8%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Electrical Equipment	0.7%
Passenger Airlines	0.7%
Construction Materials	0.5%
Tobacco	0.5%
Others*	3.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of Industries that each make up less
than
0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Large-Cap Core Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class Z
Trading Symbol	PTEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class Z	$54	0.45%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US Federal Reserve (Fed) policy dominated headlines and acted as the main directional catalyst for equity performance during the reporting period. After keeping interest rates steady for the majority of the period, the Fed lowered interest rates by a half percentage point at its
September 2024 meeting. Large-cap stocks outpaced small-cap stocks during most of the period, although this trend shifted and volatility increased toward the end of the period, as investors focused on the US presidential election.
■
The Fund’s performance relative to the S&P 500 Index (Index) benefited from a tilt in favor of stocks with improving growth expectations, notably in the industrials sector. Overweight positions in some mega-cap tech stocks also helped.
■
The Fund’s stock selection in the consumer staples sector did not perform well, detracting from relative returns.
■
The Fund used futures contracts on the Index primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	38.82%	14.56%	12.08%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 896,610,142
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 2,542,115
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 896,610,142
Number of fund holdings	198
Total advisory fees paid for the year	$ 2,542,115
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.4%
Software	9.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.7%
Financial Services	4.5%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.8%
Broadline Retail	3.7%
Capital Markets	2.9%
Insurance	2.8%
Aerospace & Defense	2.6%
Banks	2.6%
Health Care Equipment & Supplies	2.4%
Automobiles	2.4%
Biotechnology	1.9%
Life Sciences Tools & Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Ground Transportation	1.7%
Beverages	1.6%
Health Care Providers & Services	1.6%
Communications Equipment	1.5%
Entertainment	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	1.3%
Electric Utilities	1.3%
Specialty Retail	1.2%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Household Products	1.1%
Multi-Utilities	1.1%
Machinery	0.9%
Air Freight & Logistics	0.9%
Industrial REITs	0.9%
IT Services	0.8%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Electrical Equipment	0.7%
Passenger Airlines	0.7%
Construction Materials	0.5%
Tobacco	0.5%
Others*	3.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of Industries that
each
make up less than
0.5
% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Large-Cap Core Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class R6
Trading Symbol	PTMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class R6	$42	0.35%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US Federal Reserve (Fed) policy dominated headlines and acted as the main directional catalyst for equity performance during the reporting period. After keeping interest rates steady for the majority of the period, the Fed lowered interest rates by a half percentage point at its
September 2024 meeting. Large-cap stocks outpaced small-cap stocks during most of the period, although this trend shifted and volatility increased toward the end of the period, as investors focused on the US presidential election.
■
The Fund’s performance relative to the S&P 500 Index (Index) benefited from a tilt in favor of stocks with improving growth expectations, notably in the industrials sector. Overweight positions in some mega-cap tech stocks also helped.
■
The Fund’s stock selection in the consumer staples sector did not perform well, detracting from relative returns.
■
The Fund used futures contracts on the Index primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	39.00%	14.70%	13.72% (12/28/2016)
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	14.66%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 896,610,142
Holdings Count | Holdings	198
Advisory Fees Paid, Amount	$ 2,542,115
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 896,610,142
Number of fund holdings	198
Total advisory fees paid for the year	$ 2,542,115
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.4%
Software	9.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.7%
Financial Services	4.5%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.8%
Broadline Retail	3.7%
Capital Markets	2.9%
Insurance	2.8%
Aerospace & Defense	2.6%
Banks	2.6%
Health Care Equipment & Supplies	2.4%
Automobiles	2.4%
Biotechnology	1.9%
Life Sciences Tools & Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Ground Transportation	1.7%
Beverages	1.6%
Health Care Providers & Services	1.6%
Communications Equipment	1.5%
Entertainment	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	1.3%
Electric Utilities	1.3%
Specialty Retail	1.2%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Household Products	1.1%
Multi-Utilities	1.1%
Machinery	0.9%
Air Freight & Logistics	0.9%
Industrial REITs	0.9%
IT Services	0.8%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Electrical Equipment	0.7%
Passenger Airlines	0.7%
Construction Materials	0.5%
Tobacco	0.5%
Others*	3.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of
Industries
that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Real Estate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class A
Trading Symbol	PRKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $
10,000
investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class A	$164	1.35%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection contributed to the Fund’s performance relative to the Custom Blended Index in several sectors and regions. Within
North America, favorable stock selection, particularly in the data center, health care, and office sectors drove outperformance. Performance benefited as well from stock selection in the industrial sector and an overweighting to mall stocks. Stock selection was also strong in the Asia
Pacific region, most notably in Japan.
■
Stock selection in US hotels detracted from the Fund’s performance, as did an overweight allocation to the US triple-net sector. In Europe, lack of exposure to Germany undermined relative performance, while in Asia, an overweight position in Singapore dragged on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	34.73%	3.03%	4.75% (6/3/2015)
Class A without sales charges	42.57%	4.21%	5.38% (6/3/2015)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.19%
Custom Blended Index**	27.62%	0.20%	3.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Net Index (80%) and the BofA 7% Constrained REIT Preferred Securities
Index (20%).

Since
Inception
returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the
Indexes
are measured from the
closest month-end to the class’s inception date.

Performance Inception Date	Jun. 03, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,315,769
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 249,258
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 52,315,769
Number of fund holdings	37
Total advisory fees paid for the year	$ 249,258
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	30.0%
Specialized REITs	17.9%
Health Care REITs	12.4%
Office REITs	9.5%
Industrial REITs	9.3%
Diversified REITs	8.0%
Residential REITs	5.7%
Health Care Facilities	3.1%
Hotel & Resort REITs	2.8%
Sector Classification	% of Net Assets
Real Estate Operating Companies	0.8%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.2%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Real Estate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class C
Trading Symbol	PRKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class C	$255	2.11%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection contributed to the Fund’s performance relative to the Custom Blended Index in several sectors and regions. Within
North America, favorable stock selection, particularly in the data center, health care, and office sectors drove outperformance. Performance benefited as well from stock selection in the industrial sector and an overweighting to mall stocks. Stock selection was also strong in the Asia
Pacific region, most notably in Japan.
■
Stock selection in US hotels detracted from the Fund’s performance, as did an overweight allocation to the US triple-net sector. In Europe, lack of exposure to Germany undermined relative performance, while in Asia, an overweight position in Singapore dragged on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	40.57%	3.42%	4.60% (6/3/2015)
Class C without sales charges	41.57%	3.42%	4.60% (6/3/2015)
Broad-Based Securities Market Index: S&P 500 Index *	38.02%	15.27%	13.19%
Custom Blended Index**	27.62%	0.20%	3.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Net Index (80%) and the BofA 7% Constrained REIT Preferred Securities
Index (20%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Jun. 03, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,315,769
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 249,258
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 52,315,769
Number of fund holdings	37
Total advisory fees paid for the year	$ 249,258
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	30.0%
Specialized REITs	17.9%
Health Care REITs	12.4%
Office REITs	9.5%
Industrial REITs	9.3%
Diversified REITs	8.0%
Residential REITs	5.7%
Health Care Facilities	3.1%
Hotel & Resort REITs	2.8%
Sector Classification	% of Net Assets
Real Estate Operating Companies	0.8%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.2%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Real Estate Income Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class Z
Trading Symbol	PRKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class Z	$134	1.10%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection contributed to the Fund’s performance relative to the Custom Blended Index in several sectors and regions. Within
North America, favorable stock selection, particularly in the data center, health care, and office sectors drove outperformance. Performance benefited as well from stock selection in the industrial sector and an overweighting to mall stocks. Stock selection was also strong in the Asia
Pacific region, most notably in Japan.
■
Stock selection in US hotels detracted from the Fund’s performance, as did an overweight allocation to the US triple-net sector. In Europe, lack of exposure to Germany undermined relative performance, while in Asia, an overweight position in Singapore dragged on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	43.11%	4.48%	5.67% (6/3/2015)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.19%
Custom Blended Index**	27.62%	0.20%	3.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Net Index (80%) and the BofA 7% C
onstr
ained REIT Preferred Securities
Index (20%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Jun. 03, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,315,769
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 249,258
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024 ?
Fund’s net assets	$ 52,315,769
Number of fund holdings	37
Total advisory fees paid for the year	$ 249,258
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOL
DI
NGS AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	30.0%
Specialized REITs	17.9%
Health Care REITs	12.4%
Office REITs	9.5%
Industrial REITs	9.3%
Diversified REITs	8.0%
Residential REITs	5.7%
Health Care Facilities	3.1%
Hotel & Resort REITs	2.8%
Sector Classification	% of Net Assets
Real Estate Operating Companies	0.8%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.2%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Real Estate Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class R6
Trading Symbol	PRKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class R6	$134	1.10%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection contributed to the Fund’s performance relative to the Custom Blended Index in several sectors and regions. Within
North America, favorable stock selection, particularly in the data center, health care, and office sectors drove outperformance. Performance benefited as well from stock selection in the industrial sector and an overweighting to mall stocks. Stock selection was also strong in the Asia
Pacific region, most notably in Japan.
■
Stock selection in US hotels detracted from the Fund’s performance, as did an overweight allocation to the US triple-net sector. In Europe, lack of exposure to Germany undermined relative performance, while in Asia, an overweight position in Singapore dragged on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	42.84%	4.46%	6.54% (12/28/2016)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	14.66%
Custom Blended Index**	27.62%	0.20%	3.30%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT
Developed
Net Index (80%) and the BofA 7% Constrained REIT Preferred Securities
Index (20%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,315,769
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 249,258
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 52,315,769
Number of fund holdings	37
Total advisory fees paid for the year	$ 249,258
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S H
OLDIN
GS AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	30.0%
Specialized REITs	17.9%
Health Care REITs	12.4%
Office REITs	9.5%
Industrial REITs	9.3%
Diversified REITs	8.0%
Residential REITs	5.7%
Health Care Facilities	3.1%
Hotel & Resort REITs	2.8%
Sector Classification	% of Net Assets
Real Estate Operating Companies	0.8%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.2%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Select Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class A
Trading Symbol	SREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class A	$153	1.31%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors begin to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection across all regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Net Index.
Within North America, favorable stock selection, particularly in the data center, health care, triple-net and office sectors, drove outperformance.
Stock selection was also strong in the Asia Pacific region, most notably in Japan and Australia.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	25.98%	3.06%	5.88%
Class A without sales charges	33.31%	4.24%	6.48%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 206,627,780
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,373,764
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024 ?
Fund’s net assets	$ 206,627,780
Number of fund holdings	47
Total advisory fees paid for the year	$ 1,373,764
Portfolio turnover rate for the year	142%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States	66.5%
Japan	8.0%
Australia	6.5%
United Kingdom	4.1%
Singapore	2.5%
Hong Kong	2.5%
Germany	2.1%
Canada	1.9%
Sweden	1.7%
Country Allocation	% of Net Assets
France	1.6%
Spain	1.5%
Belgium	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

PGIM Select Real Estate Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class C
Trading Symbol	SRECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class C	$240	2.07%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors begin to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection across all regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Net Index.
Within North America, favorable stock selection, particularly in the data center, health care, triple-net and office sectors, drove outperformance.
Stock selection was also strong in the Asia Pacific region, most notably in Japan and Australia.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	31.33%	3.48%	5.68%
Class C without sales charges	32.33%	3.48%	5.68%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 206,627,780
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,373,764
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 206,627,780
Number of fund holdings	47
Total advisory fees paid for the year	$ 1,373,764
Portfolio turnover rate for the year	142%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States	66.5%
Japan	8.0%
Australia	6.5%
United Kingdom	4.1%
Singapore	2.5%
Hong Kong	2.5%
Germany	2.1%
Canada	1.9%
Sweden	1.7%
Country Allocation	% of Net Assets
France	1.6%
Spain	1.5%
Belgium	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

PGIM Select Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class Z
Trading Symbol	SREZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class Z	$124	1.06%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors begin to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection across all regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Net Index.
Within North America, favorable stock selection, particularly in the data center, health care, triple-net and office sectors, drove outperformance.
Stock selection was also strong in the Asia Pacific region, most notably in Japan and Australia.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	33.56%	4.50%	6.74%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 206,627,780
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,373,764
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 206,627,780
Number of fund holdings	47
Total advisory fees paid for the year	$ 1,373,764
Portfolio turnover rate for the year	142%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States	66.5%
Japan	8.0%
Australia	6.5%
United Kingdom	4.1%
Singapore	2.5%
Hong Kong	2.5%
Germany	2.1%
Canada	1.9%
Sweden	1.7%
Country Allocation	% of Net Assets
France	1.6%
Spain	1.5%
Belgium	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less
than
0.05%

PGIM Select Real Estate Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class R6
Trading Symbol	SREQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class R6	$121	1.04%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors begin to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection across all regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Net Index.
Within North America, favorable stock selection, particularly in the data center, health care, triple-net and office sectors, drove outperformance.
Stock selection was also strong in the Asia Pacific region, most notably in Japan and Australia.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	33.63%	4.57%	6.77%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 206,627,780
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,373,764
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 206,627,780
Number of fund holdings	47
Total advisory fees paid for the year	$ 1,373,764
Portfolio turnover rate for the year	142%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FU
ND’
S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States	66.5%
Japan	8.0%
Australia	6.5%
United Kingdom	4.1%
Singapore	2.5%
Hong Kong	2.5%
Germany	2.1%
Canada	1.9%
Sweden	1.7%
Country Allocation	% of Net Assets
France	1.6%
Spain	1.5%
Belgium	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less
than 0
.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
For the year ended October 31, 2024, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares increased from 0.93% in the year ended October 31, 2023 to 1.04% primarily due to a decrease in the Fund’s average net assets.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2024, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares increased from 0.93% in the year ended October 31, 2023 to 1.04% primarily due to a decrease in the Fund’s average net assets.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Absolute Return Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class A
Trading Symbol	PADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class A	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index during the reporting period:
positioning in US investment grade corporates, emerging markets high yield, non-agency commercial mortgage-backed securities
(CMBS) AA-and-below, and collateralized loan obligations (CLOs) AA; security selection in US Treasuries, US high yield corporates, and non-agency mortgage-backed securities (MBS); allocations to the CLOs AAA, MBS, and asset-backed securities sectors; and credit positioning in banking, cable & satellite, health care & pharmaceuticals, retailers & restaurants, midstream energy, consumer non-cyclicals, and electric utilities.
■
The following detracted most from relative performance during the reporting period: yield curve positioning; security selection in British pound sterling-denominated high yield corporates and European high yield corporates; duration positioning; and allocations to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.07%	2.52%	2.79%
Class A without sales charges	8.60%	3.20%	3.13%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,707,959,712
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 12,021,092
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,707,959,712
Number of fund holdings	1,007
Total advisory fees paid for the year	$ 12,021,092
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	18.6
AA	35.4
A	10.9
BBB	16.5
BB	7.3
B	5.2
CCC	1.4
CC	0.2
C	0.1
D	0.4
Not Rated	6.3
Cash/Cash Equivalents	(2.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Absolute Return Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class C
Trading Symbol	PADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class C	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index during the reporting period:
positioning in US investment grade corporates, emerging markets high yield, non-agency commercial mortgage-backed securities
(CMBS) AA-and-below, and collateralized loan obligations (CLOs) AA; security selection in US Treasuries, US high yield corporates, and non-agency mortgage-backed securities (MBS); allocations to the CLOs AAA, MBS, and asset-backed securities sectors; and credit positioning in banking, cable & satellite, health care & pharmaceuticals, retailers & restaurants, midstream energy, consumer non-cyclicals, and electric utilities.
■
The following detracted most from relative performance during the reporting period: yield curve positioning; security selection in British pound sterling-denominated high yield corporates and European high yield corporates; duration positioning; and allocations to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.85%	2.43%	2.35%
Class C without sales charges	7.85%	2.43%	2.35%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,707,959,712
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 12,021,092
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,707,959,712
Number of fund holdings	1,007
Total advisory fees paid for the year	$ 12,021,092
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2
0
24?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	18.6
AA	35.4
A	10.9
BBB	16.5
BB	7.3
B	5.2
CCC	1.4
CC	0.2
C	0.1
D	0.4
Not Rated	6.3
Cash/Cash Equivalents	(2.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Absolute Return Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class Z
Trading Symbol	PADZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class Z	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index during the reporting period:
positioning in US investment grade corporates, emerging markets high yield, non-agency commercial mortgage-backed securities
(CMBS) AA-and-below, and collateralized loan obligations (CLOs) AA; security selection in US Treasuries, US high yield corporates, and non-agency mortgage-backed securities (MBS); allocations to the CLOs AAA, MBS, and asset-backed securities sectors; and credit positioning in banking, cable & satellite, health care & pharmaceuticals, retailers & restaurants, midstream energy, consumer non-cyclicals, and electric utilities.
■
The following detracted most from relative performance during the reporting period: yield curve positioning; security selection in British pound sterling-denominated high yield corporates and European high yield corporates; duration positioning; and allocations to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.84%	3.46%	3.39%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,707,959,712
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 12,021,092
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,707,959,712
Number of fund holdings	1,007
Total advisory fees paid for the year	$ 12,021,092
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2
0
24?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	18.6
AA	35.4
A	10.9
BBB	16.5
BB	7.3
B	5.2
CCC	1.4
CC	0.2
C	0.1
D	0.4
Not Rated	6.3
Cash/Cash Equivalents	(2.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Absolute Return Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class R6
Trading Symbol	PADQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class R6	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index during the reporting period:
positioning in US investment grade corporates, emerging markets high yield, non-agency commercial mortgage-backed securities
(CMBS) AA-and-below, and collateralized loan obligations (CLOs) AA; security selection in US Treasuries, US high yield corporates, and non-agency mortgage-backed securities (MBS); allocations to the CLOs AAA, MBS, and asset-backed securities sectors; and credit positioning in banking, cable & satellite, health care & pharmaceuticals, retailers & restaurants, midstream energy, consumer non-cyclicals, and electric utilities.
■
The following detracted most from relative performance during the reporting period: yield curve positioning; security selection in British pound sterling-denominated high yield corporates and European high yield corporates; duration positioning; and allocations to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	9.06%	3.56%	3.45%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,707,959,712
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 12,021,092
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,707,959,712
Number of fund holdings	1,007
Total advisory fees paid for the year	$ 12,021,092
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/20
2
4?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	18.6
AA	35.4
A	10.9
BBB	16.5
BB	7.3
B	5.2
CCC	1.4
CC	0.2
C	0.1
D	0.4
Not Rated	6.3
Cash/Cash Equivalents	(2.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.